Securities issued (Details) - BRL (R$) R$ in Thousands	Sep. 30, 2023	Dec. 31, 2022
Securities Issued [Line Items]
Securities issued	R$ 7,462,565	R$ 6,202,165
Securities	14,908,297	12,448,565
Up to 3 months
Securities Issued [Line Items]
Securities	478,410
3 months Up to 1 year
Securities Issued [Line Items]
Securities	172,499
1 year to 3 years
Securities Issued [Line Items]
Securities	1,661,604
Above 3 years
Securities Issued [Line Items]
Securities	4,328,966
Later than five years [member]
Securities Issued [Line Items]
Securities	8,266,818
Financial assets at fair value through other comprehensive income, category [member]
Securities Issued [Line Items]
Securities	12,704,526	9,699,546
Financial assets at fair value through other comprehensive income, category [member] | Securities [Member]
Securities Issued [Line Items]
Securities	12,704,526	9,699,546
Financial assets at fair value through other comprehensive income, category [member] | Financial Treasury Bills (LFT)
Securities Issued [Line Items]
Securities	7,583,071	4,652,445
Financial assets at fair value through other comprehensive income, category [member] | Debentures
Securities Issued [Line Items]
Securities	552,899	684,153
Financial assets at fair value through other comprehensive income, category [member] | Certificates of real estate receivables
Securities Issued [Line Items]
Securities	148,403	203,350
Financial assets at fair value through other comprehensive income, category [member] | Financial Bills
Securities Issued [Line Items]
Securities	0	5,771
Amortized cost
Securities Issued [Line Items]
Securities	36,393,070	31,115,553
Amortized cost | Securities [Member]
Securities Issued [Line Items]
Securities	1,134,256	1,290,355
Amortized cost | Debentures
Securities Issued [Line Items]
Securities	45,916	112,914
Amortized cost | Rural Product Bill
Securities Issued [Line Items]
Securities	430,328	532,068
Fair value through profit or loss - FVTPL
Securities Issued [Line Items]
Securities	1,186,881	1,545,982
Fair value through profit or loss - FVTPL | Securities [Member]
Securities Issued [Line Items]
Securities	1,069,515	1,458,664
Fair value through profit or loss - FVTPL | Financial Treasury Bills (LFT)
Securities Issued [Line Items]
Securities	414,967	37,131
Fair value through profit or loss - FVTPL | Debentures
Securities Issued [Line Items]
Securities	119,670	435,755
Fair value through profit or loss - FVTPL | Certificates of real estate receivables
Securities Issued [Line Items]
Securities	59,217	44,453
Fair value through profit or loss - FVTPL | Financial Bills
Securities Issued [Line Items]
Securities	0	101,467
Fair value through profit or loss - FVTPL | Agribusiness Credit Bills (LCA)
Securities Issued [Line Items]
Securities	15,892	20,413
Fair value through profit or loss - FVTPL | Real Estate Credit Bills (LCI)
Securities Issued [Line Items]
Securities	4,309	1,613
Fair value through other comprehensive income - FVOCI | Financial assets at fair value through other comprehensive income, category [member]
Securities Issued [Line Items]
Securities	12,704,526	9,699,546
Fair value through other comprehensive income - FVOCI | Financial assets at fair value through other comprehensive income, category [member] | Up to 3 months
Securities Issued [Line Items]
Securities	4,965
Fair value through other comprehensive income - FVOCI | Financial assets at fair value through other comprehensive income, category [member] | 3 months Up to 1 year
Securities Issued [Line Items]
Securities	3,892
Fair value through other comprehensive income - FVOCI | Financial assets at fair value through other comprehensive income, category [member] | 1 year to 3 years
Securities Issued [Line Items]
Securities	1,088,576
Fair value through other comprehensive income - FVOCI | Financial assets at fair value through other comprehensive income, category [member] | Above 3 years
Securities Issued [Line Items]
Securities	4,132,727
Fair value through other comprehensive income - FVOCI | Financial assets at fair value through other comprehensive income, category [member] | Later than five years [member]
Securities Issued [Line Items]
Securities	7,474,366
Fair value through other comprehensive income - FVOCI | Financial assets at fair value through other comprehensive income, category [member] | Financial Treasury Bills (LFT)
Securities Issued [Line Items]
Securities	7,583,071	4,652,445
Fair value through other comprehensive income - FVOCI | Financial assets at fair value through other comprehensive income, category [member] | Financial Treasury Bills (LFT) | 1 year to 3 years
Securities Issued [Line Items]
Securities	432,322
Fair value through other comprehensive income - FVOCI | Financial assets at fair value through other comprehensive income, category [member] | Financial Treasury Bills (LFT) | Above 3 years
Securities Issued [Line Items]
Securities	2,415,725
Fair value through other comprehensive income - FVOCI | Financial assets at fair value through other comprehensive income, category [member] | Financial Treasury Bills (LFT) | Later than five years [member]
Securities Issued [Line Items]
Securities	4,735,024
Fair value through other comprehensive income - FVOCI | Financial assets at fair value through other comprehensive income, category [member] | National treasury notes (NTN) [Member]
Securities Issued [Line Items]
Securities	3,775,171	3,541,780
Fair value through other comprehensive income - FVOCI | Financial assets at fair value through other comprehensive income, category [member] | National treasury notes (NTN) [Member] | 1 year to 3 years
Securities Issued [Line Items]
Securities	177,934
Fair value through other comprehensive income - FVOCI | Financial assets at fair value through other comprehensive income, category [member] | National treasury notes (NTN) [Member] | Above 3 years
Securities Issued [Line Items]
Securities	1,227,104
Fair value through other comprehensive income - FVOCI | Financial assets at fair value through other comprehensive income, category [member] | National treasury notes (NTN) [Member] | Later than five years [member]
Securities Issued [Line Items]
Securities	2,370,133
Fair value through other comprehensive income - FVOCI | Financial assets at fair value through other comprehensive income, category [member] | Debentures
Securities Issued [Line Items]
Securities	552,899	684,153
Fair value through other comprehensive income - FVOCI | Financial assets at fair value through other comprehensive income, category [member] | Debentures | Up to 3 months
Securities Issued [Line Items]
Securities	4,965
Fair value through other comprehensive income - FVOCI | Financial assets at fair value through other comprehensive income, category [member] | Debentures | 3 months Up to 1 year
Securities Issued [Line Items]
Securities	3,892
Fair value through other comprehensive income - FVOCI | Financial assets at fair value through other comprehensive income, category [member] | Debentures | 1 year to 3 years
Securities Issued [Line Items]
Securities	63,175
Fair value through other comprehensive income - FVOCI | Financial assets at fair value through other comprehensive income, category [member] | Debentures | Above 3 years
Securities Issued [Line Items]
Securities	249,490
Fair value through other comprehensive income - FVOCI | Financial assets at fair value through other comprehensive income, category [member] | Debentures | Later than five years [member]
Securities Issued [Line Items]
Securities	231,377
Fair value through other comprehensive income - FVOCI | Financial assets at fair value through other comprehensive income, category [member] | Letters National Treasury Bills (LTN)
Securities Issued [Line Items]
Securities	449,351	589,496
Fair value through other comprehensive income - FVOCI | Financial assets at fair value through other comprehensive income, category [member] | Letters National Treasury Bills (LTN) | 1 year to 3 years
Securities Issued [Line Items]
Securities	261,622
Fair value through other comprehensive income - FVOCI | Financial assets at fair value through other comprehensive income, category [member] | Letters National Treasury Bills (LTN) | Above 3 years
Securities Issued [Line Items]
Securities	187,729
Fair value through other comprehensive income - FVOCI | Financial assets at fair value through other comprehensive income, category [member] | Commercial promissory notes [Member]
Securities Issued [Line Items]
Securities	180,642	22,551
Fair value through other comprehensive income - FVOCI | Financial assets at fair value through other comprehensive income, category [member] | Commercial promissory notes [Member] | 1 year to 3 years
Securities Issued [Line Items]
Securities	153,523
Fair value through other comprehensive income - FVOCI | Financial assets at fair value through other comprehensive income, category [member] | Commercial promissory notes [Member] | Above 3 years
Securities Issued [Line Items]
Securities	27,119
Fair value through other comprehensive income - FVOCI | Financial assets at fair value through other comprehensive income, category [member] | Certificates of real estate receivables
Securities Issued [Line Items]
Securities	148,403	203,350
Fair value through other comprehensive income - FVOCI | Financial assets at fair value through other comprehensive income, category [member] | Certificates of real estate receivables | Above 3 years
Securities Issued [Line Items]
Securities	10,571
Fair value through other comprehensive income - FVOCI | Financial assets at fair value through other comprehensive income, category [member] | Certificates of real estate receivables | Later than five years [member]
Securities Issued [Line Items]
Securities	137,832
Fair value through other comprehensive income - FVOCI | Financial assets at fair value through other comprehensive income, category [member] | Certificates of Agricultural Receivables
Securities Issued [Line Items]
Securities	14,989
Fair value through other comprehensive income - FVOCI | Financial assets at fair value through other comprehensive income, category [member] | Certificates of Agricultural Receivables | Above 3 years
Securities Issued [Line Items]
Securities	14,989
Fair value through other comprehensive income - FVOCI | Financial assets at fair value through other comprehensive income, category [member] | Financial Bills
Securities Issued [Line Items]
Securities		5,771
Amortized cost | Amortized cost
Securities Issued [Line Items]
Securities	1,134,256	1,290,355
Amortized cost | Amortized cost | Up to 3 months
Securities Issued [Line Items]
Securities	110,766
Amortized cost | Amortized cost | 3 months Up to 1 year
Securities Issued [Line Items]
Securities	136,594
Amortized cost | Amortized cost | 1 year to 3 years
Securities Issued [Line Items]
Securities	202,382
Amortized cost | Amortized cost | Above 3 years
Securities Issued [Line Items]
Securities	16,221
Amortized cost | Amortized cost | Later than five years [member]
Securities Issued [Line Items]
Securities	668,293
Amortized cost | Amortized cost | National treasury notes (NTN) [Member]
Securities Issued [Line Items]
Securities	658,012	645,373
Amortized cost | Amortized cost | National treasury notes (NTN) [Member] | Later than five years [member]
Securities Issued [Line Items]
Securities	658,012
Amortized cost | Amortized cost | Debentures
Securities Issued [Line Items]
Securities	45,916	112,914
Amortized cost | Amortized cost | Debentures | 3 months Up to 1 year
Securities Issued [Line Items]
Securities	24,723
Amortized cost | Amortized cost | Debentures | 1 year to 3 years
Securities Issued [Line Items]
Securities	21,193
Amortized cost | Amortized cost | Rural Product Bill
Securities Issued [Line Items]
Securities	430,328	532,068
Amortized cost | Amortized cost | Rural Product Bill | Up to 3 months
Securities Issued [Line Items]
Securities	110,766
Amortized cost | Amortized cost | Rural Product Bill | 3 months Up to 1 year
Securities Issued [Line Items]
Securities	111,871
Amortized cost | Amortized cost | Rural Product Bill | 1 year to 3 years
Securities Issued [Line Items]
Securities	181,189
Amortized cost | Amortized cost | Rural Product Bill | Above 3 years
Securities Issued [Line Items]
Securities	16,221
Amortized cost | Amortized cost | Rural Product Bill | Later than five years [member]
Securities Issued [Line Items]
Securities	10,281
Fair value through profit or loss - FVTPL | Financial Bills
Securities Issued [Line Items]
Securities		101,467
Fair value through profit or loss - FVTPL | Fair value through profit or loss - FVTPL
Securities Issued [Line Items]
Securities	1,069,515	1,458,664
Fair value through profit or loss - FVTPL | Fair value through profit or loss - FVTPL | Up to 3 months
Securities Issued [Line Items]
Securities	362,679
Fair value through profit or loss - FVTPL | Fair value through profit or loss - FVTPL | 3 months Up to 1 year
Securities Issued [Line Items]
Securities	32,013
Fair value through profit or loss - FVTPL | Fair value through profit or loss - FVTPL | 1 year to 3 years
Securities Issued [Line Items]
Securities	370,646
Fair value through profit or loss - FVTPL | Fair value through profit or loss - FVTPL | Above 3 years
Securities Issued [Line Items]
Securities	180,018
Fair value through profit or loss - FVTPL | Fair value through profit or loss - FVTPL | Later than five years [member]
Securities Issued [Line Items]
Securities	124,159
Fair value through profit or loss - FVTPL | Fair value through profit or loss - FVTPL | Financial Treasury Bills (LFT)
Securities Issued [Line Items]
Securities	414,967	37,131
Fair value through profit or loss - FVTPL | Fair value through profit or loss - FVTPL | Financial Treasury Bills (LFT) | 3 months Up to 1 year
Securities Issued [Line Items]
Securities	14,068
Fair value through profit or loss - FVTPL | Fair value through profit or loss - FVTPL | Financial Treasury Bills (LFT) | 1 year to 3 years
Securities Issued [Line Items]
Securities	307,862
Fair value through profit or loss - FVTPL | Fair value through profit or loss - FVTPL | Financial Treasury Bills (LFT) | Above 3 years
Securities Issued [Line Items]
Securities	84,982
Fair value through profit or loss - FVTPL | Fair value through profit or loss - FVTPL | Financial Treasury Bills (LFT) | Later than five years [member]
Securities Issued [Line Items]
Securities	8,055
Fair value through profit or loss - FVTPL | Fair value through profit or loss - FVTPL | National treasury notes (NTN) [Member]
Securities Issued [Line Items]
Securities	431	384
Fair value through profit or loss - FVTPL | Fair value through profit or loss - FVTPL | National treasury notes (NTN) [Member] | Later than five years [member]
Securities Issued [Line Items]
Securities	431
Fair value through profit or loss - FVTPL | Fair value through profit or loss - FVTPL | Debentures
Securities Issued [Line Items]
Securities	119,670	435,755
Fair value through profit or loss - FVTPL | Fair value through profit or loss - FVTPL | Debentures | Up to 3 months
Securities Issued [Line Items]
Securities	1,376
Fair value through profit or loss - FVTPL | Fair value through profit or loss - FVTPL | Debentures | 3 months Up to 1 year
Securities Issued [Line Items]
Securities	11,432
Fair value through profit or loss - FVTPL | Fair value through profit or loss - FVTPL | Debentures | 1 year to 3 years
Securities Issued [Line Items]
Securities	25,485
Fair value through profit or loss - FVTPL | Fair value through profit or loss - FVTPL | Debentures | Above 3 years
Securities Issued [Line Items]
Securities	31,270
Fair value through profit or loss - FVTPL | Fair value through profit or loss - FVTPL | Debentures | Later than five years [member]
Securities Issued [Line Items]
Securities	50,107
Fair value through profit or loss - FVTPL | Fair value through profit or loss - FVTPL | Commercial promissory notes [Member]
Securities Issued [Line Items]
Securities	3,278	5,157
Fair value through profit or loss - FVTPL | Fair value through profit or loss - FVTPL | Commercial promissory notes [Member] | 1 year to 3 years
Securities Issued [Line Items]
Securities	3,278
Fair value through profit or loss - FVTPL | Fair value through profit or loss - FVTPL | Certificates of real estate receivables
Securities Issued [Line Items]
Securities	59,217	44,453
Fair value through profit or loss - FVTPL | Fair value through profit or loss - FVTPL | Certificates of real estate receivables | Up to 3 months
Securities Issued [Line Items]
Securities	17
Fair value through profit or loss - FVTPL | Fair value through profit or loss - FVTPL | Certificates of real estate receivables | 3 months Up to 1 year
Securities Issued [Line Items]
Securities	23
Fair value through profit or loss - FVTPL | Fair value through profit or loss - FVTPL | Certificates of real estate receivables | 1 year to 3 years
Securities Issued [Line Items]
Securities	7,072
Fair value through profit or loss - FVTPL | Fair value through profit or loss - FVTPL | Certificates of real estate receivables | Above 3 years
Securities Issued [Line Items]
Securities	11,945
Fair value through profit or loss - FVTPL | Fair value through profit or loss - FVTPL | Certificates of real estate receivables | Later than five years [member]
Securities Issued [Line Items]
Securities	40,160
Fair value through profit or loss - FVTPL | Fair value through profit or loss - FVTPL | Certificates of Agricultural Receivables
Securities Issued [Line Items]
Securities	70,316	237,750
Fair value through profit or loss - FVTPL | Fair value through profit or loss - FVTPL | Certificates of Agricultural Receivables | Up to 3 months
Securities Issued [Line Items]
Securities	26
Fair value through profit or loss - FVTPL | Fair value through profit or loss - FVTPL | Certificates of Agricultural Receivables | 3 months Up to 1 year
Securities Issued [Line Items]
Securities	11
Fair value through profit or loss - FVTPL | Fair value through profit or loss - FVTPL | Certificates of Agricultural Receivables | 1 year to 3 years
Securities Issued [Line Items]
Securities	2,465
Fair value through profit or loss - FVTPL | Fair value through profit or loss - FVTPL | Certificates of Agricultural Receivables | Above 3 years
Securities Issued [Line Items]
Securities	42,465
Fair value through profit or loss - FVTPL | Fair value through profit or loss - FVTPL | Certificates of Agricultural Receivables | Later than five years [member]
Securities Issued [Line Items]
Securities	25,349
Fair value through profit or loss - FVTPL | Fair value through profit or loss - FVTPL | Investment fund quotas [Member]
Securities Issued [Line Items]
Securities	359,244	529,903
Fair value through profit or loss - FVTPL | Fair value through profit or loss - FVTPL | Investment fund quotas [Member] | Up to 3 months
Securities Issued [Line Items]
Securities	359,244
Fair value through profit or loss - FVTPL | Fair value through profit or loss - FVTPL | Bank deposit certificates [Member]
Securities Issued [Line Items]
Securities	22,191	44,638
Fair value through profit or loss - FVTPL | Fair value through profit or loss - FVTPL | Bank deposit certificates [Member] | Up to 3 months
Securities Issued [Line Items]
Securities	1,367
Fair value through profit or loss - FVTPL | Fair value through profit or loss - FVTPL | Bank deposit certificates [Member] | 3 months Up to 1 year
Securities Issued [Line Items]
Securities	3,457
Fair value through profit or loss - FVTPL | Fair value through profit or loss - FVTPL | Bank deposit certificates [Member] | 1 year to 3 years
Securities Issued [Line Items]
Securities	12,189
Fair value through profit or loss - FVTPL | Fair value through profit or loss - FVTPL | Bank deposit certificates [Member] | Above 3 years
Securities Issued [Line Items]
Securities	5,123
Fair value through profit or loss - FVTPL | Fair value through profit or loss - FVTPL | Bank deposit certificates [Member] | Later than five years [member]
Securities Issued [Line Items]
Securities	55
Fair value through profit or loss - FVTPL | Fair value through profit or loss - FVTPL | Agribusiness Credit Bills (LCA)
Securities Issued [Line Items]
Securities	15,892	20,413
Fair value through profit or loss - FVTPL | Fair value through profit or loss - FVTPL | Agribusiness Credit Bills (LCA) | Up to 3 months
Securities Issued [Line Items]
Securities	294
Fair value through profit or loss - FVTPL | Fair value through profit or loss - FVTPL | Agribusiness Credit Bills (LCA) | 3 months Up to 1 year
Securities Issued [Line Items]
Securities	2,384
Fair value through profit or loss - FVTPL | Fair value through profit or loss - FVTPL | Agribusiness Credit Bills (LCA) | 1 year to 3 years
Securities Issued [Line Items]
Securities	9,967
Fair value through profit or loss - FVTPL | Fair value through profit or loss - FVTPL | Agribusiness Credit Bills (LCA) | Above 3 years
Securities Issued [Line Items]
Securities	3,245
Fair value through profit or loss - FVTPL | Fair value through profit or loss - FVTPL | Agribusiness Credit Bills (LCA) | Later than five years [member]
Securities Issued [Line Items]
Securities	2
Fair value through profit or loss - FVTPL | Fair value through profit or loss - FVTPL | Real Estate Credit Bills (LCI)
Securities Issued [Line Items]
Securities	4,309	R$ 1,613
Fair value through profit or loss - FVTPL | Fair value through profit or loss - FVTPL | Real Estate Credit Bills (LCI) | Up to 3 months
Securities Issued [Line Items]
Securities	355
Fair value through profit or loss - FVTPL | Fair value through profit or loss - FVTPL | Real Estate Credit Bills (LCI) | 3 months Up to 1 year
Securities Issued [Line Items]
Securities	638
Fair value through profit or loss - FVTPL | Fair value through profit or loss - FVTPL | Real Estate Credit Bills (LCI) | 1 year to 3 years
Securities Issued [Line Items]
Securities	2,328
Fair value through profit or loss - FVTPL | Fair value through profit or loss - FVTPL | Real Estate Credit Bills (LCI) | Above 3 years
Securities Issued [Line Items]
Securities	R$ 988